Dear Shareholder:

The Victory Variable Insurance Funds Prospectus for the Small Company Opportunity Fund is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                      The Victory Variable Insurance Funds

                         Small Company Opportunity Fund

                          Supplement dated May 27, 2004
                     To the Prospectus dated April 15, 2004

The following modifies the disclosure of relevant expense limitation arrangements in the Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.





























Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.


                                VVIF-SCOF-SUP1

Dear Shareholder:

The Victory Variable Insurance Funds Prospectus for the Investment Quality Bond Fund is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                      The Victory Variable Insurance Funds

                          Investment Quality Bond Fund

                          Supplement dated May 27, 2004
                     To the Prospectus dated April 15, 2004

The following modifies the disclosure of relevant expense limitation arrangements in the Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.





























Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.


                                VVIF-IQBF-SUP1

Dear Shareholder:

The Victory Variable Insurance Funds Prospectus for the Diversified Stock Fund is being revised. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                      The Victory Variable Insurance Funds

                             Diversified Stock Fund

                          Supplement dated May 27, 2004
                     To the Prospectus dated April 15, 2004

The following modifies the disclosure of relevant expense limitation arrangements in the Fund's Risk/Return Summary under the heading "Fund Expenses":

        In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital Management Inc. (each Fund's investment adviser) to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.





























Please keep this supplement with your Prospectus. For more information, please call the Victory Funds at 800-539-3863.



                                 VVIF-DIVST-SUP1